Note 11 - Other Borrowed Money	12 Months Ended
Dec. 31, 2017
Notes to Financial Statements
Debt Disclosure [Text Block]
(
1
1
)
Other
Borrowed
Money

Other
borrowed money at
December 31
is summarized as follows:

	20 1 7	20 16

Federal Home Loan Bank Advances	$46,000,000	$46,000,000
Other Borrowings	1,500,000	-
	$47,500,000	$46,000,000

Advances
from the Federal Home Loan Bank (FHLB) have maturities ranging from
2018
to
2026
and interest rates ranging from
0.98
percent to
3.51
percent. As collateral on the outstanding FHLB advances, the Company has provided a blanket lien on its portfolio of qualifying residential first
mortgage loans and commercial loans. At
December 31, 2017,
the book value of those loans pledged is
$109,771,074.
At
December 31, 2017,
the Company had remaining credit availability from the FHLB of
$252,395,250.
The Company
may
be required to pledge additional qualifying collateral in order to utilize the full amount of the remaining credit line.

The Company borrowed
$5,000,000
during the
first
quarter of
2017
as a short term loan to be paid off within
one
year with an interest rate of prime plus
0.75
percent, currently
5.25
percent.
The Company paid down
$3,500,000
during
November 2017.
The remaining amount was paid off during
January 2018.
As of
December 31, 2017,
the balance of
$1,500,000
is included in Other Borrowings.

The aggregate stated maturities of other borrowed money at
December 31,
201
7
are as follows:

Year	Amount

2018	$4,000,000
2019	5,000,000
2020	2,500,000
2021	-
2022	27,000,000
2023 and Thereafter	9,000,000

$47,500,000

At
December 31,
201
7,
$13,000,000
of FHLB advances are subject to fixed rates of interest, while the remaining
$33,000,000
is subject to floating interest rates which will convert to fixed rates of interests in the next few years.

The
Company also has available federal funds lines of credit with various financial institutions totaling
$43,500,000,
of which there were
none
outstanding at
December 31, 2017.

T
he Company has the ability to borrow funds from the Federal Reserve Bank (FRB) of Atlanta utilizing the discount window. The discount window is an instrument of monetary policy that allows eligible institutions to borrow money from the FRB on a short-term basis to meet temporary liquidity shortages caused by internal or external disruptions. At
December 31, 2017,
the Company had borrowing capacity available under this arrangement, with no
outstanding balances. The Company would be required to pledge certain available-for-sale investment securities as collateral under this agreement.